SUBSIDIARY PUBLIC ISSUERS - Balance sheet (Details) - USD ($) $ in Millions		Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of subsidiaries [line items]
Current assets	[1]	$ 2,020	$ 2,458	$ 2,004
Long-term assets		44,176	41,050
Current liabilities	[1]	2,423	2,683	3,113
Long-term liabilities		23,293	21,423
Preferred equity	[1]	20,480	19,402	$ 15,562	$ 15,562	$ 12,672
Participating non-controlling interests - in operating subsidiaries
Disclosure of subsidiaries [line items]
Preferred equity	[1]	11,086	10,289		7,578	5,589
Participating non-controlling interests - in a holding subsidiary - Redeemable/Exchangeable units held by Brookfield
Disclosure of subsidiaries [line items]
Preferred equity	[1]	3,317	3,266		2,843	2,680
Preferred equity
Disclosure of subsidiaries [line items]
Preferred equity	[1]	597	568		$ 616	$ 576
Preferred limited partners' equity
Disclosure of subsidiaries [line items]
Preferred equity		833	707
Brookfield Renewable
Disclosure of subsidiaries [line items]
Current assets		32	32
Long-term assets		5,428	5,208
Current liabilities		40	38
Long-term liabilities		0	0
Brookfield Renewable | Participating non-controlling interests - in operating subsidiaries
Disclosure of subsidiaries [line items]
Preferred equity		0	0
Brookfield Renewable | Participating non-controlling interests - in a holding subsidiary - Redeemable/Exchangeable units held by Brookfield
Disclosure of subsidiaries [line items]
Preferred equity		0	0
Brookfield Renewable | Preferred equity
Disclosure of subsidiaries [line items]
Preferred equity		0	0
Brookfield Renewable | Preferred limited partners' equity
Disclosure of subsidiaries [line items]
Preferred equity		833	707
BRP Equity
Disclosure of subsidiaries [line items]
Current assets		408	389
Long-term assets		251	239
Current liabilities		7	6
Long-term liabilities		0	0
BRP Equity | Participating non-controlling interests - in operating subsidiaries
Disclosure of subsidiaries [line items]
Preferred equity		0	0
BRP Equity | Participating non-controlling interests - in a holding subsidiary - Redeemable/Exchangeable units held by Brookfield
Disclosure of subsidiaries [line items]
Preferred equity		0	0
BRP Equity | Preferred equity
Disclosure of subsidiaries [line items]
Preferred equity		597	568
BRP Equity | Preferred limited partners' equity
Disclosure of subsidiaries [line items]
Preferred equity		0	0
Finco
Disclosure of subsidiaries [line items]
Current assets		1,832	1,631
Long-term assets		2	1
Current liabilities		24	21
Long-term liabilities		1,801	1,607
Finco | Participating non-controlling interests - in operating subsidiaries
Disclosure of subsidiaries [line items]
Preferred equity		0	0
Finco | Participating non-controlling interests - in a holding subsidiary - Redeemable/Exchangeable units held by Brookfield
Disclosure of subsidiaries [line items]
Preferred equity		0	0
Finco | Preferred equity
Disclosure of subsidiaries [line items]
Preferred equity		0	0
Finco | Preferred limited partners' equity
Disclosure of subsidiaries [line items]
Preferred equity		0	0
Holding Entities
Disclosure of subsidiaries [line items]
Current assets		133	93
Long-term assets		25,068	24,078
Current liabilities		3,918	3,096
Long-term liabilities		300	798
Holding Entities | Participating non-controlling interests - in operating subsidiaries
Disclosure of subsidiaries [line items]
Preferred equity		0	0
Holding Entities | Participating non-controlling interests - in a holding subsidiary - Redeemable/Exchangeable units held by Brookfield
Disclosure of subsidiaries [line items]
Preferred equity		3,317	3,266
Holding Entities | Preferred equity
Disclosure of subsidiaries [line items]
Preferred equity		0	0
Holding Entities | Preferred limited partners' equity
Disclosure of subsidiaries [line items]
Preferred equity		844	718
Other Subsidiaries
Disclosure of subsidiaries [line items]
Current assets		3,776	4,136
Long-term assets		44,459	41,341
Current liabilities		2,597	3,345
Long-term liabilities		21,851	19,660
Other Subsidiaries | Participating non-controlling interests - in operating subsidiaries
Disclosure of subsidiaries [line items]
Preferred equity		11,086	10,289
Other Subsidiaries | Participating non-controlling interests - in a holding subsidiary - Redeemable/Exchangeable units held by Brookfield
Disclosure of subsidiaries [line items]
Preferred equity		0	0
Other Subsidiaries | Preferred equity
Disclosure of subsidiaries [line items]
Preferred equity		0	0
Other Subsidiaries | Preferred limited partners' equity
Disclosure of subsidiaries [line items]
Preferred equity		0	0
Consolidating adjustments
Disclosure of subsidiaries [line items]
Current assets		(4,161)	(3,823)
Long-term assets		(31,032)	(29,817)
Current liabilities		(4,163)	(3,823)
Long-term liabilities		(659)	(642)
Consolidating adjustments | Participating non-controlling interests - in operating subsidiaries
Disclosure of subsidiaries [line items]
Preferred equity		0	0
Consolidating adjustments | Participating non-controlling interests - in a holding subsidiary - Redeemable/Exchangeable units held by Brookfield
Disclosure of subsidiaries [line items]
Preferred equity		0	0
Consolidating adjustments | Preferred equity
Disclosure of subsidiaries [line items]
Preferred equity		0	0
Consolidating adjustments | Preferred limited partners' equity
Disclosure of subsidiaries [line items]
Preferred equity		$ (844)	$ (718)

[1]	As adjusted to reflect the historical financial statements of TerraForm Power Inc. acquired on July 31, 2020 from Brookfield (Note 1(c)).